Fees Summary	Oct. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	2,314.25
Total Transaction Valuation	26,600,625.00
Total Offset Amount	0.00
Net Fee	$ 2,314.25
Offering Table N/A
Offset Table N/A	N/A